Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Finite Lived Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 61,595	$ 62,319
Purchase of merchant portfolios	10,364	1,644
Impairment expense on goodwill and intangible assets	$ 1,205,731	$ 578